Income Taxes (Tables)	12 Months Ended
	Dec. 31, 2025	May 31, 2025
Income Taxes [Line Items]
Schedule of Income/(Loss) Before Income Tax Expense

Income/(loss) before income tax expense is attributable to the following geographic locations:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Hong Kong	$(1,409,614)	$(3,944,692)	$(1,297,897)
Singapore	111,972	(252,611)	(2,956,296)
Other jurisdictions	(78,788)	39,566	(86,782)
Loss before income tax expense	$(1,376,430)	(4,157,737)	(4,340,975)

Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate

The reconciliation of income taxes expenses computed at the Hong Kong statutory tax rate applicable to income tax expense is as follows:

	Year ended December 31, 2025		Year ended December 31, 2024		Year ended December 31, 2023
Net loss before tax	$(1,376,430)	100%	$(4,157,737)	100%	$(4,340,975)	100%
Hongkong statutory income tax rate	16.5%		16.5%		16.5%
Provision for income tax benefit at Hong Kong statutory income tax rate (16.5%)	(227,110)	16.5%	(686,027)	16.5%	(716,261)	16.5%
Domestic tax effects
Non-taxable interest income	(13,907)	1.0%	(5,477)	0.1%	(1,071,774)	24.7%
Non-deductible expenses	—	0.0%	195	0.0%	98,704	(2.3)%
Change in valuation allowance	223,918	(16.3)%	702,123	(16.9)%	1,705,603	(39.3)%
Foreign tax effects
Cayman
– Statutory tax rate diﬀerence between Cayman and Hong Kong	16,128	(1.2)%	(9,191)	0.2%	(5,078)	0.1%
Other foreign jurisdictions	917	0.0%	(1,623)	0.1%	(11,185)	0.3%
Effective income tax expense	$—	—	$—	—	$—	—

Schedule of Income Taxes Paid

Income taxes paid by jurisdiction is as follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Hong Kong	$—	$—	—
Singapore	—	—	—
Other jurisdictions	—	—	—
Total income taxes paid	$—	—	—

Schedule of Deferred Tax Assets and Liabilities	The following represents the tax effect of each major type of temporary difference.
	December 31, 2025	December 31, 2024
Deferred tax asset:
Net operating losses carryforwards	$15,365,786	$15,107,318
Depreciation and amortization	86,843	128,896
Impairment loss on assets	537,830	537,830
Total Deferred tax asset	15,990,459	15,774,044
Valuation allowance	(15,990,459)	(15,774,044)
Deferred tax asset, net of valuation allowance	$—	$—

Schedule of Changes in Valuation Allowance

Changes in valuation allowance are as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Balance as of January 1	$15,774,044	$17,407,156	15,705,088
Additions	223,918	702,123	1,705,603
Disposal	(7,503)	(2,335,235)	(3,535)
Balance as of December 31	$15,990,459	$15,774,044	17,407,156

DiamiR Biosciences Corp. [Member]
Income Taxes [Line Items]
Schedule of Income Taxes Expenses Computed at the Hong Kong Statutory Tax Rate

For the years ended May 31, 2025 and 2024, a reconciliation of the Company’s effective tax rate to the statutory U.S. Federal rate is as follows:

	2025	2024
Income taxes at Federal statutory rate	21.0%	21.0%
Discounts and interest on notes	(2.4)%	(2.1)%
Financing costs	(4.3)%	—%
State taxes	—%	(4.2)%
Other	(2.3)%	(1.2)%
Change in valuation allowance	(14.3)%	(36.3)%
Income tax provision	(2.3)%	(22.9)%

Schedule of Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities consist of the following at May 31, 2025 and 2024:

	May 31, 2025	May 31, 2024
Deferred tax assets:
Tax benefit of net operating loss carry-forward (NOL)	$351,453	$247,637
FIN48 reduction in NOL	(269,420)	(219,793)
Stock compensation	351,136	346,030
Research and development expenses	422,170	372,544
Other	1,152	2,432
Total deferred tax assets:	856,490	748,850
Deferred tax liabilities	(8,152)	(4,583)
Net deferred tax assets:	848,338	744,267
Valuation allowance for deferred tax assets	(848,338)	(744,267)
Deferred tax assets, net of valuation allowance	$—	$—

Schedule of Provision For Income Taxes

For the years ended May 31, 2025 and 2024, the provision for income taxes consisted of the following:

	2025	2024
Current:
Federal	$16,483	$112,947
State	1,456	1,456
Total current	17,939	114,403
Deferred:
Federal	—	—
State	—	—
Total deferred	—	—
Total	$17,939	$114,403

Schedule of Unrecognized Tax Benefits	The Company recognizes a tax benefit from an uncertain tax position when it is more-likely-than-not that it will be sustained upon examination by tax authorities.
Unrecognized tax benefits, May 31, 2023	$217,239
Gross increases – tax positions in current period	155,305
Unrecognized tax benefits, May 31, 2024	372,544
Gross increases – tax positions in current period	49,626
Unrecognized tax benefits, May 31, 2025	$422,170